Equity Incentive Plans (Schedule of Warrants Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Aug. 21, 2012
Equity Incentive Plans [Abstract]
Outstanding at December 31, 2011		5,500,000
Issued in Business Combination	17,833,333,000
Exercised	(347,938,000)
Outstanding at December 31, 2012	17,485,495	5,500,000
Outstanding at December 31, 2011, Weighted Average Exercise Price
Business Combination, Weighted Average Exercise Price	$ 11.5
Exercised, Weighted Average Exercise Price	(11.5)
Outstanding at December 31, 2012, Weighted Average Exercise Price	$ 11.5